SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION: (Schedule of Supplementary Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Development Service Payments	$ 4,814	$ 1,404	$ 1,086
Contingent Payments	600
Revenues	5,414	1,404	1,086
Research and development:
Payroll and related expenses	1,710	702	624
Clinical trials and development expenses	1,581	73	110
Other	266	311	468
Research and development	3,557	1,086	1,202
Selling, general and administrative:
Payroll and related expenses	1,183	587	524
Patent registration expenses	500	468	328
Legal, accounting and other professional services	610	110	45
Other	671	56	56
Selling, general and administrative	2,964	1,221	953
Finance expenses:
Finance expenses on convertible loans and warrants	9,915	1,117	665
Other expenses	15	2	10
Foreign exchange loss, net		25	1
TOTAL FINANCE EXPENSES	9,930	1,144	676
Finance income:
Changes in fair value of marketable securities		(69)	(67)
Gains from sale of marketable securities, net	(11)
Other income	(28)
Foreign exchange gains, net	(47)
TOTAL FINANCE INCOME	(86)	(69)	(67)
Finance expenses, net	$ 9,844	$ 1,075	$ 609